NASDAQ LISTING REQUIREMENTS	3 Months Ended
Mar. 31, 2023
Nasdaq Listing Requirements
NASDAQ LISTING REQUIREMENTS

NOTE 9 –NASDAQ LISTING REQUIREMENTS

Our common stock and 2021 Warrants are listed on the NasdaqCM. In order to maintain that listing, we must satisfy minimum financial and other continued listing requirements and standards, including those regarding director independence and independent committee requirements, minimum stockholders’ equity, minimum share price, and certain corporate governance requirements. There can be no assurances that we will be able to comply with the applicable listing standards.

On January 13, 2023, we received a letter from The Nasdaq Stock Market stating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the closing bid price of the Company’s common stock was below $1.00 per share for 30 consecutive business days. Pursuant to Nasdaq’s Listing Rules, the Company has a 180-day grace period, until July 12, 2023, during which the Company may regain compliance if the bid price of its common stock closes at $1.00 per share or more for a minimum of ten consecutive business days.

If we do not regain compliance with the bid price requirement, we may be eligible for an additional 180-calendar day compliance period so long as we satisfy the criteria for initial listing on the NasdaqCM and the continued listing requirement for market value of publicly held shares and we provide written notice to Nasdaq of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. A reverse stock split requires the approval of our shareholders, and we cannot assure that we will receive the requisite shareholder vote to allow us to effectuate a stock split. In the event we are not eligible for the second grace period, the Nasdaq staff will provide written notice that our Common Stock is subject to delisting; however, we may request a hearing before the Nasdaq Hearings Panel, which request, if timely made, would stay any further suspension or delisting action by the Nasdaq pending the conclusion of the hearing process and expiration of any extension that may be granted by the Hearings Panel.

On January 4, 2023, we received a deficiency notification from the Listing Qualifications Department of The NasdaqCM notifying the Company of its noncompliance with the NasdaqCM Listing Rule 5620(a) to hold an annual meeting of shareholders within no later than one year after the end of the Company’s fiscal year end. Under NasdaqCM Rules the Company now has 45 calendar days to submit a plan to regain compliance and can grant up to 180 calendar days from the fiscal year end, or until June 29, 2023, to regain compliance.

On December 14, 2022, we received a deficiency letter from the Listing Qualifications Department of The NasdaqCM notifying the Company of its noncompliance with the NasdaqCM Listing Rule 5550(b)(1) for the NasdaqCM, which requires that a listed company’s stockholders’ equity be at least $2.5 million. In accordance with NasdaqCM rules, the Company has 45 calendar days from the date of the notification to submit a plan to regain compliance with NasdaqCM Listing Rule 5550(b)(1). The Company intends to submit a compliance plan within 45 days of the date of the notification and will evaluate available options to resolve the deficiency and regain compliance. If the Company’s compliance plan is accepted, the Company may be granted up to 180 calendar days from December 14, 2022, to evidence compliance.

In order to maintain the listing of its common stock on The NasdaqCM, the Company must demonstrate compliance with Listing Rule 5550(b)(1) which requires the Company to maintain: (1) Stockholders’ equity of at least $2.5 million; or (2) Market Value of Listed Securities of at least $35 million. The Company’s plan of compliance outlined a plan for compliance with the stockholders’ equity standard requirement by completing the recently completed February 2023 Offering. (see Note 5). As the net proceeds of the recently completed offering was approximately $3,207,500, which is lower than the amount anticipated, the Company will likely need to raise additional capital and to amend its plan of compliance.

The Company intends to regain compliance with each of the applicable continued listing requirements of The NasdaqCM prior to the end of the compliance periods set forth in the Hearings Panel decision. However, until Nasdaq has reached a final determination that the Company has regained compliance with all of the applicable continued listing requirements, there can be no assurances regarding the continued listing of the Company’s common stock and 2021 Warrants on Nasdaq. If our common stock and 2021 Warrants cease to be listed for trading on the NasdaqCM, we would expect that our Common Stock and 2021 Warrants would be traded on one of the three tiered marketplaces of the OTC Markets Group. If Nasdaq were to delist our common stock and 2021 Warrants, it would be more difficult for our stockholders to dispose of our common stock or 2021 Warrants and more difficult to obtain accurate price quotations on our common stock or 2021 Warrants. The delisting of the Company’s common stock and 2021 Warrants from Nasdaq would have a material adverse effect on the Company’s access to capital markets, and any limitation on market liquidity or reduction in the price of its common stock as a result of that delisting would adversely affect the Company’s ability to raise capital on terms acceptable to the Company, if at all.